Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Taxes [Abstract]
Schedule of Income Tax Provision at the Federal Statutory Rate and Effective Rate	A reconciliation of the income tax provision at the federal statutory rate and the effective rate is as follows:
	For the year ended March 31
	2024	2023	2022
U.S. Statutory rates	21.0%	21.0%	21.0%
Foreign income not recognized in the U.S.	(21.0)	(21.0)	(21.0)
China income taxes	25.0	25.0	25.0
Change in valuation allowance	(25.0)	(25.0)	(25.0)
Non-deductible expenses-permanent difference	(1.5)	(1.9)	(52.4)
Effective tax rate	(1.5)%	(1.9)%	(52.4)%